SUPPLEMENT DATED OCTOBER 21, 1999, TO
                   THE PROSPECTUS DATED MAY 1, 1999, FOR
                      FUTURE DIMENSIONS UNIVERSAL LIFE
             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                 ISSUED BY
                      SOUTHLAND LIFE INSURANCE COMPANY
                                  AND ITS
                       SOUTHLAND SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following information is added to the front cover page of the
Prospectus:

          "This life insurance policy IS NOT a bank deposit or obligation, federally insured, or backed by any bank or governmental agency."

                     * * * * * * * * * * * * * * * * *


The following paragraph is added after the second paragraph in the "Your Account Value in the Variable Subaccounts" subsection on page 9 and after the second paragraph in the "Determining the Value in the Variable Subaccounts" section on page 32:

          "The valuation date is each date for which the net asset value of the investment portfolio shares and unit values of the subaccounts are determined. Valuation dates are each day the New York Stock Exchange and the company's customer service center are open for business and a corresponding investment portfolio values its shares, or as required by law."

                   * * * * * * * * * * * * * * * * *


The second sentence of the third paragraph in the "Objectives of the Investment Portfolios" section on page 15 is hereby deleted and replaced in its entirety as follows:

          "Currently, these advisors include Fidelity Management & Research Company; and Fred Alger Management, Inc."

                   * * * * * * * * * * * * * * * * *


The following information is added after the first sentence of the second paragraph in the "Policy Issuance" subsection on page 20:

          "If we receive your initial premium after we issue your policy and the issue requirements have been met, the investment date is the later of 20 days after we issue your policy or the date we receive your initial premium."

                   * * * * * * * * * * * * * * * * *

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The following information is added to the end of the last paragraph in the
"Policy Issuance" subsection on page 20:

         "The policy date is:

              o the date you designate on your application, subject to our approval; or
              o the back-date of the policy to save age, if we permit this for your policy.

          If there is no designated date or back-date, the policy date is:

              o the date all underwriting and administrative requirements have been met if we have received your initial premium before we issue your policy; or
              o   the later of 20 days after we issue your policy or
                  the date we receive your initial premium, if we
                  receive your initial premium after we issue your policy."

                   * * * * * * * * * * * * * * * * *


The following information is added to the end of the fourth paragraph of the "Guaranteed Minimum Death Benefit" subsection on page 27:

          "Charges for your guaranteed minimum death benefit and base coverage are deducted each month to the extent that there is sufficient net account value to pay these charges. If there is not sufficient net account value to pay a charge, it is permanently waived. Deduction of charges will resume once there is sufficient net account value."

                   * * * * * * * * * * * * * * * * *


The following information is added after the first sentence of the first paragraph of the "Free Look Period" subsection on page 40:

          "The right to examine your policy or free look period starts on the date you receive your policy."

                   * * * * * * * * * * * * * * * * *


The following information modifies the text found in the second paragraph, first sentence of the "Monthly Deductions from Your Account Value" section on page 48:

          The statement "On or before November 1, 1999, we will make available to you the option to designate a single withdrawal investment option from which we will take your monthly deductions." is hereby revised to read: "You may designate a single withdrawal investment option from which we will take your monthly deductions."

                   * * * * * * * * * * * * * * * * *


The second sentence of the first paragraph in the "Group or Sponsored Arrangements or Corporate Purchasers" section on page 55 is hereby deleted and replaced in its entirety as follows:

          "For group or sponsored arrangements (including employees and certain family members of employees of Southland, its affiliates and appointed sales agents), corporate purchasers, or special exchange programs which we may offer from time to time, we may reduce or waive the:"

                   * * * * * * * * * * * * * * * * *

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